THE CUTLER TRUST

                            CUTLER EQUITY INCOME FUND
                        CUTLER APPROVED LIST EQUITY FUND

                       Supplement Dated September 15, 1997
                     to Prospectus Dated September 15, 1997

Shares of the Cutler Approved List Equity Fund currently are not offered for sale in Alabama, Arkansas, Connecticut, Delaware, Idaho, Iowa, Kansas, Maine, Maryland, Mississippi, Missouri, Nebraska, Nevada, New Mexico, New York, North Dakota, Rhode Island, South Carolina, South Dakota, Texas, Vermont, West Virginia and Wisconsin.